Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Summary of significant differences between accounting principles followed by the Company and U.S. generally accepted accounting principles (U.S. GAAP)
Impairment loss	$ 0